Summary of Significant Accounting Policies (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Residential mortgage loans classified as Troubled Debt Restructuring	$ 26.2
Cash reserves deposit with the Federal Reserve Bank of New York		17.8	19.3
Number of days from contractual due date after which loan is considered as delinquent		30 days
Number of days after which accrual of income on loans is generally discontinued when interest or principal payments are in arrears		90 days
Minimum time period for reclassification of Deferred Payment plan loans to Trouble Debt Restructuring		6 months
Number of days delinquent to be charged against allowance for loan losses		180 days
Repayment period for funds borrowed by the ESOP to Purchase Hudson City Bancorp Common Stock		Up to 40 years
FHLB borrowing limit		a multiple of the amount of FHLB stock owned or a percetage of the fair value of our mortgage portfolio, whichever is greater
NEW YORK
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		81.70%
PENNSYLVANIA
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		4.70%
VIRGINIA
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.60%
ILLINOIS
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.30%
MARYLAND
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		2.00%
Other Lending Markets [Member]
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Loans secured by real property concentration rate by lending market		6.70%
Residential Portfolio Segment [Member]
Schedule of Loans Secured by Real Property Concentration Rate [Line Items]
Residential mortgage loans classified as Troubled Debt Restructuring	$ 26.2